Employee Benefits, Projected Benefits Payments (Details) $ in Millions	Dec. 31, 2017 USD ($)
Pension benefits qualified [Member]
Future Benefit Payments:
2018	$ 789
2019	797
2020	775
2021	774
2022	768
2023-2027	3,426
Pension benefits nonqualified [Member]
Future Benefit Payments:
2018	54
2019	52
2020	50
2021	49
2022	46
2023-2027	206
Other benefits [Member]
Future Benefit Payments:
2018	48
2019	48
2020	48
2021	47
2022	46
2023-2027	$ 205